EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2015
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
  EARNINGS PER SHARE

Basic and diluted earnings per share for the periods presented are calculated as follows:

	For the Nine Months Ended September 30,
	2014		2015
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$	US$
	Class A	Class B	Class A	Class B
Earnings per share – basic:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—basic	178,214	75,003	16,731	6,948
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	57,826,485	24,336,650	58,600,534	24,336,650
Denominator used for earnings per share	57,826,485	24,336,650	58,600,534	24,336,650
Earnings per share – basic	3.08	3.08	0.29	0.29

Earnings per share – diluted:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—diluted	177,993	75,224	16,649	7,030
Dilutive effect of interest expense of Convertible bonds	11,032	-	-	-
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	75,224	-	7,030
Net income attributable to ordinary shareholders	264,249	75,224	23,679	7,030
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	57,826,485	24,336,650	58,600,534	24,336,650
Conversion of Class B to Class A ordinary shares	24,336,650	-	24,336,650	-
Employee stock options	6,106,284	1,912,500	5,478,715	1,912,500
Convertible bonds	3,939,200	-	71,824	-
Denominator used for earnings per share	92,208,619	26,249,150	88,487,723	26,249,150
Earnings per share –diluted	2.87	2.87	0.27	0.27

             The effects of convertible bonds with an aggregate principal amount of nil and US$400,000 (Note 20) were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the nine months ended September 30, 2014 and 2015, respectively.